UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     April 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     110706


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            cs                                3705    89700 SH       SOLE                    89700
AMERICAN INT'L GRP          cs                               14244   176938 SH       SOLE                   176938
AOL TIME WARNER             cs                                1707    42525 SH       SOLE                    42525
CISCO SYSTEMS               cs                                8281   523676 SH       SOLE                   523676
COCA COLA                   cs                                4855   107500 SH       SOLE                   107500
COMPAQ                      cs                                5915   324992 SH       SOLE                   324992
DISNEY WALT                 cs                                6109   213600 SH       SOLE                   213600
ELI LILLY                   cs                                4209    54900 SH       SOLE                    54900
EMC                         cs                                1160    39450 SH       SOLE                    39450
GENERAL ELECTRIC            cs                               13355   319047 SH       SOLE                   319047
HOME DEPOT                  cs                                3703    85925 SH       SOLE                    85925
INTEL CORP.                 cs                               13972   531000 SH       SOLE                   531000
JP MORGAN CHASE             cs                                3155    70275 SH       SOLE                    70275
LEHMAN BROS.                cs                                1624    25900 SH       SOLE                    25900
MICROSOFT                   cs                                 339     6200 SH       SOLE                     6200
MINN. MIN. & MANUF.         cs                                2386    22960 SH       SOLE                    22960
MOTOROLA INC.               cs                                1634   114600 SH       SOLE                   114600
NOKIA                       cs                                3196   133150 SH       SOLE                   133150
PFIZER                      cs                               10823   264298 SH       SOLE                   264298
TEXAS INSTRUMENTS           cs                                2296    74125 SH       SOLE                    74125
WORLDCOM INC.               cs                                4038   216100 SH       SOLE                   216100